Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Allowance for doubtful accounts receivable	$ 29,263	¥ 189,563	$ 14,492	¥ 93,877	¥ 43,814	¥ 5,768
Total current liabilities	4,029,578	26,102,802		20,270,821
Total non-current liabilities	$ 5,794,374	¥ 37,534,790		¥ 24,794,858
Common stock, par value per share | $ / shares	$ 0.00005		$ 0.00005
Common stock, shares authorized	870,400,000	870,400,000
Class A Ordinary Shares
Common stock, par value per share | $ / shares	$ 0.00005
Common stock, shares authorized	825,000,000	825,000,000	825,000,000	825,000,000
Common stock, shares issued	27,113,541	27,113,541	27,613,315	27,613,315
Common stock, shares outstanding	27,113,541	27,113,541	27,613,315	27,613,315
Class B Ordinary Shares
Common stock, par value per share | $ / shares	$ 0.00005
Common stock, shares authorized	35,400,000	35,400,000	35,400,000	35,400,000
Common stock, shares issued	7,492,921	7,492,921	7,492,921	7,492,921
Common stock, shares outstanding	7,492,921	7,492,921	7,492,921	7,492,921
Variable Interest Entity, Primary Beneficiary
Total current liabilities	$ 2,275,391	¥ 14,739,528		¥ 9,813,366
Total non-current liabilities	$ 419,606	¥ 2,718,124		¥ 781,835